UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8709

SALOMON BROTHERS HIGH INCOME FUND II INC.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: April 30

Date of reporting period: July 1, 2003–June 30, 2004

Item 1. Proxy Voting Record

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ICA File Number: 811-08709
Reporting Period: 07/01/2003 - 06/30/2004
Salomon Brothers High Income Fund II Inc

=================== SALOMON BROTHERS HIGH INCOME FUND II INC ===================

AIRPLANES PASS-THRU TRUST

Ticker:                      Security ID:  009451
Meeting Date: SEP 19, 2003   Meeting Type: Consent
Record Date:  AUG 29, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    THE PROPOSED AMENDMENTS                   For       For        Management

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AIRPLANES PASS-THRU TRUST

Ticker:                      Security ID:  009451
Meeting Date: SEP 19, 2003   Meeting Type: Consent
Record Date:  AUG 29, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    THE PROPOSED AMENDMENTS                   For       For        Management

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ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: JUN 2, 2004    Meeting Type: Annual
Record Date:  APR 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Ray M. Clapp, Jr.         For       For        Management
1.2   Elect  Director John F. Otto, Jr.         For       For        Management
1.3   Elect  Director Jimmy R. White            For       For        Management
2     Amend Employee Stock Purchase Plan        For       For        Management
3     Ratify Auditors                           For       For        Management

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NTL EUROPE, INC.

Ticker:       NTEU           Security ID:  62940R
Meeting Date: JAN 27, 2004   Meeting Type: Special
Record Date:  DEC 9, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1A    TO WAIVE IN CONTEMPLATION OF THE REVERSE  For       For        Management
      STOCK SPLIT THE PROVISION OF OUR CERTIFICATE OF INCORPORATION PROVIDING
      THAT, SO LONG AS THE PREFERRED STOCK IS OUTSTANDING, NO SECURITIES RANKING
      JUNIOR TO THE PREFERRED STOCK WITH RESPECT TO THE PAYMENT OF DIVIDE

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NTL INCORPORATED

Ticker:       NTLI           Security ID:  62940M104
Meeting Date: MAY 6, 2004    Meeting Type: Annual
Record Date:  MAR 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Jeffrey D. Benjamin       For       For        Management
1.2   Elect  Director David Elstein             For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management
5     Approve Share Plan Grant                  For       For        Management

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SPECTRASITE, INC.

Ticker:       SSI            Security ID:  84761M104
Meeting Date: MAY 25, 2004   Meeting Type: Annual
Record Date:  APR 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Stephen H. Clark          For       For        Management
1.2   Elect  Director Paul M. Albert, Jr.       For       For        Management
1.3   Elect  Director Robert Katz               For       For        Management
1.4   Elect  Director Richard Masson            For       For        Management
2     Ratify Auditors                           For       For        Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

SALOMON BROTHERS HIGH INCOME FUND II INC.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of

Salomon Brothers High Income Fund II Inc.

Date: August 26, 2004